Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 13,617	$ 40,411	$ 47,986	$ 39,036
Costs of sales	(11,960)	(34,084)	(40,885)	(32,726)
Gross profit	1,657	6,327	7,101	6,310
General and administrative expenses	(1,291)	(11,133)	(5,479)	(7,685)
Gain on solar development - net	38	769	1,589	(2,615)
Other income	0	1,511	724	0
Depreciation of property, plant and equipment	(214)	(1,089)	(898)	(430)
Amortization of intangible assets	(223)	(1,167)	(868)	(990)
Operating profit/(loss)	(33)	(4,782)	2,169	(5,410)
Restructuring and other non-recurring costs	(525)	(2,880)	(3,410)	(2,017)
Finance income	0	2,179	33	4
Finance expense	(796)	(2,590)	(3,182)	(3,243)
Loss before income tax	(1,354)	(8,073)	(4,390)	(10,666)
Income tax	(92)	115	(713)	(557)
Loss for the period	(1,446)	(7,958)	(5,103)	(11,223)
Losses attributable to:
Equity owners of VivoPower International Plc	(1,446)	(7,571)	(5,103)	(11,223)
Non-controlling interests	0	(387)	0	0
Loss for the period	(1,446)	(7,958)	(5,103)	(11,223)
Other comprehensive income
Currency translation differences recognized directly in equity	(102)	1,601	(1,028)	(2,998)
Total comprehensive loss for the period attributable to owners of the company	$ (1,548)	$ (6,357)	$ (6,131)	$ (14,221)
Earnings per share attributable to owners of the company (dollars)
Basic (in dollars per share)	$ (0.11)	$ (0.46)	$ (0.38)	$ (0.83)
Diluted (in dollars per share)	$ (0.11)	$ (0.46)	$ (0.38)	$ (0.83)